AB Bond Fund, Inc.

AB Limited Duration High Income Portfolio

Portfolio of Investments

June 30, 2022 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 44.9%
Industrial – 39.4%
Basic – 3.0%
Ahlstrom-Munksjo Holding 3 Oy 3.625%, 02/04/2028(a)	EUR	310	$264,092
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(a)	U.S.$	227	181,380
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 06/15/2027(a)		210	187,373
Cleveland-Cliffs, Inc. 6.75%, 03/15/2026(a)		294	291,774
FMG Resources (August 2006) Pty Ltd. 5.125%, 05/15/2024(a)		632	612,130
Guala Closures SpA 3.25%, 06/15/2028(a)	EUR	716	604,325
Hecla Mining Co. 7.25%, 02/15/2028	U.S.$	298	277,784
INEOS Quattro Finance 1 PLC 3.75%, 07/15/2026(a)	EUR	300	251,718
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(a)		257	226,722
3.375%, 01/15/2026(a)	U.S.$	1,073	901,341
INEOS Styrolution Group GmbH 2.25%, 01/16/2027(a)	EUR	280	226,449
Kleopatra Finco SARL 4.25%, 03/01/2026(a)		920	789,542
Olympus Water US Holding Corp. 3.875%, 10/01/2028(a)		100	84,930
PIC AU Holdings LLC/PIC AU Holdings Corp. 10.00%, 12/31/2024(a)	U.S.$	695	710,019
Rimini Bidco SpA 5.25% (EURIBOR 3 Month + 5.25%), 12/14/2026(a) (b)	EUR	995	886,856
SCIL IV LLC/SCIL USA Holdings LLC 4.375%, 11/01/2026(a)		187	158,896
4.375% (EURIBOR 3 Month + 4.38%), 11/01/2026(a) (b)		318	306,108
5.375%, 11/01/2026(a)	U.S.$	551	446,426
SPCM SA 3.125%, 03/15/2027(a)		862	727,347
Synthomer PLC 3.875%, 07/01/2025(a)	EUR	200	189,696
thyssenkrupp AG 2.875%, 02/22/2024(a)		343	344,181
WR Grace Holdings LLC 4.875%, 06/15/2027(a)	U.S.$	1,037	902,252

			9,571,341

	Principal Amount (000)		U.S. $ Value

Capital Goods – 3.9%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a) (c)	EUR	251	$189,385
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 6.00%, 06/15/2027(a)	U.S.$	324	320,543
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.125%, 08/15/2026(a)	EUR	200	169,889
4.125%, 08/15/2026(a)	U.S.$	523	443,106
5.25%, 08/15/2027(a)		521	365,414
Ball Corp. 1.50%, 03/15/2027	EUR	493	433,843
Bombardier, Inc. 7.50%, 03/15/2025(a)	U.S.$	23	20,791
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		852	779,972
Cleaver-Brooks, Inc. 7.875%, 03/01/2023(a)		72	67,381
Crown European Holdings SA 2.25%, 02/01/2023(a)	EUR	116	120,291
Eco Material Technologies, Inc. 7.875%, 01/31/2027(a)	U.S.$	1,011	900,033
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)		1,143	1,060,132
GFL Environmental, Inc. 3.75%, 08/01/2025(a)		355	329,145
4.00%, 08/01/2028(a)		489	406,310
5.125%, 12/15/2026(a)		64	61,107
LSB Industries, Inc. 6.25%, 10/15/2028(a)		319	281,926
Paprec Holding SA 3.50%, 07/01/2028(a)	EUR	260	211,810
PCF GmbH 4.75%, 04/15/2026(a)		520	430,040
Renk AG/Frankfurt am Main 5.75%, 07/15/2025(a)		931	892,370
Silgan Holdings, Inc. 2.25%, 06/01/2028		412	337,861
Tervita Corp. 11.00%, 12/01/2025(a)	U.S.$	365	396,996
TK Elevator Midco GmbH 4.375%, 07/15/2027(a)	EUR	180	163,100
TK Elevator US Newco, Inc. 5.25%, 07/15/2027(a)	U.S.$	847	756,422
TransDigm, Inc. 5.50%, 11/15/2027		794	676,131
8.00%, 12/15/2025(a)		275	278,578
Triumph Group, Inc. 6.25%, 09/15/2024(a)		491	438,704
8.875%, 06/01/2024(a)		1,091	1,097,764

	Principal Amount (000)		U.S. $ Value

Trivium Packaging Finance BV 3.75%, 08/15/2026(a)	EUR	440	$422,767
5.50%, 08/15/2026(a)	U.S.$	232	218,702
WESCO Distribution, Inc. 7.125%, 06/15/2025(a)		262	261,392

			12,531,905

Communications - Media – 3.0%
Altice Financing SA 2.25%, 01/15/2025(a)	EUR	106	97,587
5.00%, 01/15/2028(a)	U.S.$	782	630,918
AMC Networks, Inc. 5.00%, 04/01/2024		284	275,798
Banijay Entertainment SASU 3.50%, 03/01/2025(a)	EUR	360	336,514
5.375%, 03/01/2025(a)	U.S.$	999	948,151
CCO Holdings LLC/CCO Holdings Capital Corp. 4.00%, 03/01/2023(a)		614	610,402
5.125%, 05/01/2027(a)		352	332,147
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/2027(a)		37	31,244
DISH DBS Corp. 5.00%, 03/15/2023		63	60,358
5.25%, 12/01/2026(a)		725	568,139
5.75%, 12/01/2028(a)		754	558,058
5.875%, 07/15/2022		246	246,020
7.75%, 07/01/2026		145	112,539
iHeartCommunications, Inc. 6.375%, 05/01/2026		508	470,723
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		714	612,855
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		431	318,970
Sirius XM Radio, Inc. 3.125%, 09/01/2026(a) 736			658,021
4.00%, 07/15/2028(a)		972	841,042
Summer BC Bidco B LLC 5.50%, 10/31/2026(a)		350	311,882
Univision Communications, Inc. 5.125%, 02/15/2025(a)		357	336,737
6.625%, 06/01/2027(a)		304	289,900
Urban One, Inc. 7.375%, 02/01/2028(a)		608	520,910
Virgin Media Finance PLC 3.75%, 07/15/2030(a)	EUR	210	163,738
Virgin Media Secured Finance PLC 5.00%, 04/15/2027(a)	GBP	200	220,441

			9,553,094

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 1.1%
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(a)	U.S.$	791	$706,901
Consolidated Communications, Inc. 5.00%, 10/01/2028(a)		246	196,618
6.50%, 10/01/2028(a)		280	238,137
DKT Finance ApS 9.375%, 06/17/2023(a)		200	191,938
Kaixo Bondco Telecom SA 5.125%, 09/30/2029(a)	EUR	590	469,375
Level 3 Financing, Inc. 4.625%, 09/15/2027(a)	U.S.$	154	132,403
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)	EUR	644	564,382
Lumen Technologies, Inc. Series Y 7.50%, 04/01/2024	U.S.$	372	368,879
United Group BV 4.00%, 11/15/2027(a)	EUR	120	95,465
4.875% (EURIBOR 3 Month + 4.88%), 02/01/2029(a) (b)		317	292,117
Zayo Group Holdings, Inc. 4.00%, 03/01/2027(a)	U.S.$	140	116,138
6.125%, 03/01/2028(a)		30	21,737

			3,394,090

Consumer Cyclical - Automotive – 2.2%
American Axle & Manufacturing, Inc. 6.50%, 04/01/2027		49	43,384
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	430	393,583
6.25%, 05/15/2026(a)	U.S.$	511	492,502
Faurecia SE 2.75%, 02/15/2027(a)	EUR	200	163,461
Ford Motor Credit Co. LLC 2.30%, 02/10/2025	U.S.$	252	226,306
2.70%, 08/10/2026		254	216,548
4.95%, 05/28/2027		246	228,303
Goodyear Tire & Rubber Co. (The) 5.00%, 07/15/2029		419	349,236
IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 05/15/2025(a) (c)	EUR	281	256,599
6.00% (6.00% Cash or 6.75% PIK), 05/15/2027(a) (c)	U.S.$	576	518,618
Jaguar Land Rover Automotive PLC 4.50%, 10/01/2027(a)		954	696,687
5.875%, 11/15/2024(a)	EUR	100	96,355
6.875%, 11/15/2026(a)		702	645,667
7.75%, 10/15/2025(a)	U.S.$	293	271,608
Mclaren Finance PLC 7.50%, 08/01/2026(a)		357	265,155

	Principal Amount (000)		U.S. $ Value

Meritor, Inc. 6.25%, 06/01/2025(a)	U.S.$	64	$65,848
PM General Purchaser LLC 9.50%, 10/01/2028(a)		148	124,625
Schaeffler AG 3.375%, 10/12/2028(a)	EUR	200	169,822
Tenneco, Inc. 7.875%, 01/15/2029(a)	U.S.$	378	366,104
ZF Europe Finance BV 2.00%, 02/23/2026(a)	EUR	300	260,154
ZF Finance GmbH 3.00%, 09/21/2025(a)		200	183,752
ZF North America Capital, Inc. 4.75%, 04/29/2025(a)	U.S.$	1,233	1,137,837

			7,172,154

Consumer Cyclical - Entertainment – 3.1%
Boyne USA, Inc. 4.75%, 05/15/2029(a)		197	169,440
Carnival Corp. 1.875%, 11/07/2022	EUR	785	792,812
4.00%, 08/01/2028(a)	U.S.$	449	368,319
5.75%, 03/01/2027(a)		246	177,708
7.625%, 03/01/2026(a)	EUR	182	149,394
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(a)	U.S.$	1,294	1,257,975
CPUK Finance Ltd. 4.50%, 08/28/2027(a)	GBP	400	433,719
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)	U.S.$	396	339,717
Mattel, Inc. 3.375%, 04/01/2026(a)		1,100	1,010,240
Motion Bondco DAC 4.50%, 11/15/2027(a)	EUR	239	192,541
NCL Corp., Ltd. 3.625%, 12/15/2024(a)	U.S.$	891	748,832
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(a)		299	217,176
5.50%, 08/31/2026-04/01/2028(a)		770	544,871
10.875%, 06/01/2023(a)		169	169,507
11.50%, 06/01/2025(a)		363	372,830
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025(a)		433	439,469
Vail Resorts, Inc. 6.25%, 05/15/2025(a)		1,353	1,352,932
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		132	99,272
13.00%, 05/15/2025(a)		656	673,017
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)		227	181,200
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		434	348,385

			10,039,356

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 3.2%
Adams Homes, Inc. 7.50%, 02/15/2025(a)	U.S.$	435	$411,045
Allwyn Entertainment Financing UK PLC 4.125% (EURIBOR 3 Month + 4.13%), 02/15/2028(a) (b)	EUR	466	443,925
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 6.25%, 09/15/2027(a)	U.S.$	545	456,165
Caesars Entertainment, Inc. 6.25%, 07/01/2025(a)		330	318,054
Castle UK Finco PLC 4.829% (EURIBOR 3 Month + 5.25%), 05/15/2028(a) (b)	EUR	194	170,953
7.00%, 05/15/2029(a)	GBP	276	268,229
Churchill Downs, Inc. 4.75%, 01/15/2028(a)	U.S.$	331	294,597
Cirsa Finance International SARL 4.75%, 05/22/2025(a)	EUR	360	334,450
Empire Communities Corp. 7.00%, 12/15/2025(a)	U.S.$	759	602,092
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		1,125	944,550
Forestar Group, Inc. 3.85%, 05/15/2026(a)		464	387,472
Hilton Domestic Operating Co., Inc. 4.875%, 01/15/2030		526	475,136
5.375%, 05/01/2025(a)		105	103,109
International Game Technology PLC 3.50%, 07/15/2024-06/15/2026(a)	EUR	435	423,912
KB Home 7.50%, 09/15/2022	U.S.$	363	366,768
7.625%, 05/15/2023		355	359,984
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)		139	115,904
NAC Aviation 29 DAC 4.75%, 06/30/2026(d)		367	304,346
NH Hotel Group SA 4.00%, 07/02/2026(a)	EUR	302	282,589
Samsonite Finco SARL 3.50%, 05/15/2026(a)		685	603,349
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028(a)	U.S.$	445	358,403
Taylor Morrison Communities, Inc. 5.875%, 06/15/2027(a)		195	180,137
Travel + Leisure Co. 6.625%, 07/31/2026(a)		1,119	1,068,768
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025(a)		1,024	937,288

			10,211,225

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Restaurants – 0.5%
1011778 BC ULC/New Red Finance, Inc. 5.75%, 04/15/2025(a)	U.S.$	452	$455,246
IRB Holding Corp. 7.00%, 06/15/2025(a)		183	178,593
Stonegate Pub Co. Financing 2019 PLC 8.00%, 07/13/2025(a)	GBP	112	125,204
8.25%, 07/31/2025(a)		670	745,826

			1,504,869

Consumer Cyclical - Retailers – 2.3%
Bath & Body Works, Inc. 5.25%, 02/01/2028	U.S.$	1,474	1,242,921
CT Investment GmbH 5.50%, 04/15/2026(a)	EUR	360	307,408
Dufry One BV 2.00%, 02/15/2027(a)		571	448,785
2.50%, 10/15/2024(a)		748	709,478
eG Global Finance PLC 4.375%, 02/07/2025(a)		610	569,079
Hanesbrands, Inc. 4.625%, 05/15/2024(a)	U.S.$	607	594,605
4.875%, 05/15/2026(a)		170	157,580
Michaels Cos, Inc. (The) 5.25%, 05/01/2028(a)		965	759,976
PetSmart, Inc./PetSmart Finance Corp. 4.75%, 02/15/2028(a)		302	260,940
7.75%, 02/15/2029(a)		317	285,994
Rite Aid Corp. 7.50%, 07/01/2025(a)		101	81,864
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		357	296,203
SRS Distribution, Inc. 4.625%, 07/01/2028(a)		509	444,586
Staples, Inc. 7.50%, 04/15/2026(a)		739	612,808
TPro Acquisition Corp. 11.00%, 10/15/2024(a)		177	174,074
William Carter Co. (The) 5.625%, 03/15/2027(a)		547	512,632

			7,458,933

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 3.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023(a)	U.S.$	397	$392,812
4.625%, 01/15/2027(a)		694	620,783
7.50%, 03/15/2026(a)		185	184,025
Avantor Funding, Inc. 2.625%, 11/01/2025(a)	EUR	346	336,470
CAB SELAS 3.375%, 02/01/2028(a)		290	243,981
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(a)	U.S.$	321	284,964
Cheplapharm Arzneimittel GmbH 3.50%, 02/11/2027(a)	EUR	106	94,607
Cidron Aida Finco SARL 5.00%, 04/01/2028(a)		575	501,960
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)	U.S.$	1,030	727,314
Global Medical Response, Inc. 6.50%, 10/01/2025(a)		290	258,236
Grifols Escrow Issuer SA 3.875%, 10/15/2028(a)	EUR	481	416,095
4.75%, 10/15/2028(a)	U.S.$	1,124	974,879
Gruenenthal GmbH 4.125%, 05/15/2028(a)	EUR	387	347,205
Horizon Therapeutics USA, Inc. 5.50%, 08/01/2027(a)	U.S.$	1,106	1,066,693
IQVIA, Inc. 1.75%, 03/15/2026(a)	EUR	798	736,297
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(a)	U.S.$	469	349,288
Legacy LifePoint Health LLC 4.375%, 02/15/2027(a)		147	129,306
6.75%, 04/15/2025(a)		469	453,401
ModivCare, Inc. 5.875%, 11/15/2025(a)		221	203,201
Nidda Healthcare Holding GmbH 3.50%, 09/30/2024(a)	EUR	1,120	1,038,482
Organon & Co.,/Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)	U.S.$	497	439,820
Picard Groupe SAS 3.875%, 07/01/2026(a)	EUR	310	264,985
Post Holdings, Inc. 5.75%, 03/01/2027(a)	U.S.$	183	177,301
Premier Foods Finance PLC 3.50%, 10/15/2026(a)	GBP	200	211,523
RP Escrow Issuer LLC 5.25%, 12/15/2025(a)	U.S.$	570	493,916
Syneos Health, Inc. 3.625%, 01/15/2029(a)		757	644,116
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		731	655,890

			12,247,550

	Principal Amount (000)		U.S. $ Value

Energy – 4.7%
Antero Resources Corp. 8.375%, 07/15/2026(a)	U.S.$	143	$151,161
Athabasca Oil Corp. 9.75%, 11/01/2026(a)		413	432,902
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(a)		739	704,237
Callon Petroleum, Co. 8.25%, 07/15/2025		125	122,187
Cheniere Energy Partners LP 4.50%, 10/01/2029		193	172,432
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		356	329,457
7.00%, 06/15/2025(a)		376	363,799
Civitas Resources, Inc. 5.00%, 10/15/2026(a)		829	744,019
CNX Resources Corp. 6.00%, 01/15/2029(a)		226	210,180
Crescent Energy Finance LLC 7.25%, 05/01/2026(a)		624	568,040
Cullinan Holdco Scsp 4.625%, 10/15/2026(a)	EUR	190	161,389
EnLink Midstream LLC 5.625%, 01/15/2028(a)	U.S.$	361	332,810
EnLink Midstream Partners LP 4.15%, 06/01/2025		769	716,623
4.40%, 04/01/2024		577	563,712
4.85%, 07/15/2026		582	537,931
EQM Midstream Partners LP 4.125%, 12/01/2026		1,400	1,215,382
Genesis Energy LP/Genesis Energy Finance Corp. 5.625%, 06/15/2024		108	101,247
7.75%, 02/01/2028		680	588,132
8.00%, 01/15/2027		518	458,414
Gulfport Energy Corp. 6.00%, 10/15/2024(e)		400	40
8.00%, 05/17/2026(a)		129	127,190
Harbour Energy PLC 5.50%, 10/15/2026(a)		488	445,715
Hess Midstream Operations LP 5.625%, 02/15/2026(a)		195	185,769
Ithaca Energy North Sea PLC 9.00%, 07/15/2026(a)		530	493,801
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		356	315,978
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		752	708,384
Neptune Energy Bondco PLC 6.625%, 05/15/2025(a)		235	226,129
New Fortress Energy, Inc. 6.75%, 09/15/2025(a)		503	475,405

	Principal Amount (000)		U.S. $ Value

NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(a)	U.S.$	411	$369,879
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/2023		455	412,912
PBF Holding Co. LLC/PBF Finance Corp. 9.25%, 05/15/2025(a)		628	657,736
PDC Energy, Inc. 5.75%, 05/15/2026		304	283,860
Range Resources Corp. 5.00%, 03/15/2023		246	244,167
SM Energy Co. 5.625%, 06/01/2025		185	174,720
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50%, 10/15/2026(a)		745	670,664
Sunnova Energy Corp. 5.875%, 09/01/2026(a)		356	308,054
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(a)		153	148,012
Transocean Sentry Ltd. 5.375%, 05/15/2023(a)		396	376,661
Weatherford International Ltd. 11.00%, 12/01/2024(a)		14	14,097

			15,113,227

Other Industrial – 0.2%
SIG PLC 5.25%, 11/30/2026(a)	EUR	958	802,034

Services – 4.1%
ADT Security Corp. (The) 4.125%, 06/15/2023	U.S.$	539	530,031
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(a)		597	547,485
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(a)	EUR	160	126,867
4.625%, 06/01/2028(a)	U.S.$	602	496,319
ANGI Group LLC 3.875%, 08/15/2028(a)		822	625,600
APCOA Parking Holdings GmbH 4.625%, 01/15/2027(a)	EUR	210	179,049
APX Group, Inc. 6.75%, 02/15/2027(a)	U.S.$	1,024	961,700
Aramark Services, Inc. 5.00%, 04/01/2025(a)		506	487,005
Block, Inc. 2.75%, 06/01/2026(a)		1,375	1,222,127
Elior Group SA 3.75%, 07/15/2026(a)	EUR	200	162,705

	Principal Amount (000)		U.S. $ Value

Garda World Security Corp. 4.625%, 02/15/2027(a)	U.S.$	678	$582,619
Intertrust Group BV 3.375%, 11/15/2025(a)	EUR	556	553,044
ION Trading Technologies SARL 5.75%, 05/15/2028(a)	U.S.$	556	442,320
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		748	613,981
MoneyGram International, Inc. 5.375%, 08/01/2026(a)		637	605,411
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(a)		860	766,303
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		178	147,936
5.25%, 04/15/2024(a)		583	570,955
5.75%, 04/15/2026(a)		225	210,951
6.25%, 01/15/2028(a)		753	632,196
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025(a)		85	83,250
Sabre GLBL, Inc. 7.375%, 09/01/2025(a)		585	542,745
9.25%, 04/15/2025(a)		141	136,148
Techem Verwaltungsgesellschaft 675 mbH 2.00%, 07/15/2025(a)	EUR	200	183,727
TripAdvisor, Inc. 7.00%, 07/15/2025(a)	U.S.$	961	935,437
Verisure Holding AB 3.25%, 02/15/2027(a)	EUR	638	551,555
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(a)	U.S.$	397	374,172

			13,271,638

Technology – 2.4%
Avaya, Inc. 6.125%, 09/15/2028(a)		547	356,846
Black Knight InfoServ LLC 3.625%, 09/01/2028(a)		438	380,386
Centurion Bidco SpA 5.875%, 09/30/2026(a)	EUR	935	859,255
Clarivate Science Holdings Corp. 3.875%, 07/01/2028(a)	U.S.$	1,039	873,487
CWT Travel Group, Inc. 8.50%, 11/19/2026(a)		994	895,326
NCR Corp. 5.75%, 09/01/2027(a)		309	274,404
Pitney Bowes, Inc. 6.875%, 03/15/2027(a)		315	250,844
Playtech PLC 4.25%, 03/07/2026(a)	EUR	130	131,209

	Principal Amount (000)		U.S. $ Value

Presidio Holdings, Inc. 4.875%, 02/01/2027(a)	U.S.$	543	$497,122
Rackspace Technology Global, Inc. 3.50%, 02/15/2028(a)		1,144	896,313
Seagate HDD Cayman 4.875%, 03/01/2024		218	215,898
TeamSystem SpA 3.50%, 02/15/2028(a)	EUR	200	176,163
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)	U.S.$	1,857	1,396,260
Virtusa Corp. 7.125%, 12/15/2028(a)		269	216,077
Xerox Corp. 4.625%, 03/15/2023		155	154,701

			7,574,291

Transportation - Airlines – 1.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		602	554,629
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		1,711	1,533,383
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)		618	636,017
United Airlines, Inc. 4.375%, 04/15/2026(a)		395	350,333

			3,074,362

Transportation - Services – 0.9%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.25%, 10/15/2026(a)	EUR	253	220,504
6.125%, 10/15/2026(a)	U.S.$	475	408,605
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 07/15/2027(a)		69	61,754
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(a)	EUR	1,295	1,079,556
EC Finance PLC 3.00%, 10/15/2026(a)		322	296,336
Kapla Holding SAS 3.375%, 12/15/2026(a)		410	338,249
Loxam SAS 4.50%, 02/15/2027(a)		404	363,118

			2,768,122

			126,288,191

Financial Institutions – 5.1%
Banking – 1.1%
Bread Financial Holdings, Inc. 4.75%, 12/15/2024(a)	U.S.$	1,128	1,035,278

	Principal Amount (000)		U.S. $ Value

CaixaBank SA 5.875%, 10/09/2027(a) (f)	EUR	200	$184,492
Discover Financial Services Series D 6.125%, 06/23/2025(f)	U.S.$	811	807,740
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		914	876,389
5.71%, 01/15/2026(a)		347	330,621
Societe Generale SA 8.00%, 09/29/2025(a) (f)		386	378,855

			3,613,375

Brokerage – 0.2%
NFP Corp. 4.875%, 08/15/2028(a)		688	589,809

Finance – 1.5%
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a)		748	626,158
Curo Group Holdings Corp. 7.50%, 08/01/2028(a)		1,013	635,242
Enova International, Inc. 8.50%, 09/15/2025(a)		1,037	901,972
goeasy Ltd. 4.375%, 05/01/2026(a)		495	418,434
5.375%, 12/01/2024(a)		852	782,366
Lincoln Financing SARL 3.625%, 04/01/2024(a)	EUR	327	331,330
Navient Corp. 5.50%, 01/25/2023	U.S.$	506	502,418
6.75%, 06/25/2025		530	484,526
7.25%, 09/25/2023		82	81,442

			4,763,888

Other Finance – 0.3%
Coinbase Global, Inc. 3.375%, 10/01/2028(a)		616	384,828
Intrum AB 3.50%, 07/15/2026(a)	EUR	250	218,607
4.875%, 08/15/2025(a)		345	327,012

			930,447

REITs – 2.0%
ADLER Real Estate AG 1.875%, 04/27/2023(a)		800	654,415
Aedas Homes Opco SLU 4.00%, 08/15/2026(a)		826	729,075
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)	U.S.$	1,042	868,132
5.75%, 05/15/2026(a)		1,011	920,809
Diversified Healthcare Trust 9.75%, 06/15/2025		176	173,913

	Principal Amount (000)		U.S. $ Value

Iron Mountain, Inc. 4.875%, 09/15/2027(a)	U.S.$	323	$292,318
Neinor Homes SA 4.50%, 10/15/2026(a)	EUR	821	697,998
Via Celere Desarrollos Inmobiliarios SA 5.25%, 04/01/2026(a)		1,119	1,006,995
Vivion Investments SARL 3.00%, 08/08/2024(a)		900	817,159
3.50%, 11/01/2025(a)		100	89,041

			6,249,855

			16,147,374

Utility – 0.4%
Electric – 0.4%
Calpine Corp. 4.50%, 02/15/2028(a)	U.S.$	879	800,057
ContourGlobal Power Holdings SA 3.125%, 01/01/2028(a)	EUR	120	97,820
Vistra Operations Co. LLC 5.50%, 09/01/2026(a)	U.S.$	528	498,226

			1,396,103

Total Corporates - Non-Investment Grade (cost $166,091,290)			143,831,668

CORPORATES - INVESTMENT GRADE – 20.1%
Industrial – 13.3%
Basic – 2.0%
Anglo American Capital PLC 4.75%, 04/10/2027(a)		1,323	1,311,672
Arconic Corp. 6.00%, 05/15/2025(a)		285	279,408
Braskem Netherlands Finance BV 4.50%, 01/10/2028-01/31/2030(a)		858	747,269
Freeport Indonesia PT 4.763%, 04/14/2027(a)		218	208,735
Freeport-McMoRan, Inc. 3.875%, 03/15/2023		521	521,636
Glencore Finance Europe Ltd. 1.875%, 09/13/2023(a)	EUR	290	299,268
Industrias Penoles SAB de CV 5.65%, 09/12/2049(a)	U.S.$	395	351,994
INEOS Finance PLC 2.125%, 11/15/2025(a)	EUR	200	188,568
2.875%, 05/01/2026(a)		141	128,617
MEGlobal Canada ULC 5.00%, 05/18/2025(a)	U.S.$	248	249,674
Nexa Resources SA 5.375%, 05/04/2027(a)		346	319,682
SABIC Capital II BV 4.50%, 10/10/2028(a)		319	320,755

	Principal Amount (000)		U.S. $ Value

Smurfit Kappa Acquisitions ULC 2.875%, 01/15/2026(a)	EUR	334	$344,632
Suzano Austria GmbH 6.00%, 01/15/2029	U.S.$	309	303,678
Westlake Corp. 3.60%, 08/15/2026		843	820,770

			6,396,358

Capital Goods – 0.0%
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		91	86,896
4.40%, 03/15/2024		50	49,894

			136,790

Communications - Media – 0.6%
Netflix, Inc. 3.625%, 05/15/2027	EUR	1,136	1,115,364
Pinewood Finance Co., Ltd. 3.625%, 11/15/2027(a)	GBP	200	199,318
Prosus NV 4.85%, 07/06/2027(a)	U.S.$	321	295,721
Weibo Corp. 3.50%, 07/05/2024		352	342,574

			1,952,977

Communications - Telecommunications – 0.3%
T-Mobile USA, Inc. 2.25%, 02/15/2026		355	319,777
2.625%, 04/15/2026		657	596,359
2.875%, 02/15/2031		118	97,955

			1,014,091

Consumer Cyclical - Automotive – 1.2%
General Motors Financial Co., Inc. 2.20%, 04/01/2024(a)	EUR	472	489,780
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)	U.S.$	404	366,327
3.35%, 06/08/2025(a)		361	347,278
Hyundai Capital America 5.875%, 04/07/2025(a)		771	795,880
Nissan Motor Acceptance Co. LLC 2.60%, 09/28/2022(a)		22	21,942
3.45%, 03/15/2023(a)		29	28,851
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		1,110	1,016,061
Volkswagen Group of America Finance LLC 3.35%, 05/13/2025(a)		785	758,577

			3,824,696

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 1.2%
Genting New York LLC/GENNY Capital, Inc. 3.30%, 02/15/2026(a)	U.S.$	588	$528,342
Gohl Capital Ltd. 4.25%, 01/24/2027(a)		347	313,124
Las Vegas Sands Corp. 3.20%, 08/08/2024		545	515,254
3.90%, 08/08/2029		674	551,790
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		112	116,020
PulteGroup, Inc. 5.50%, 03/01/2026		345	351,006
Sands China Ltd. 3.80%, 01/08/2026		437	346,148
5.40%, 08/08/2028		318	241,680
Toll Brothers Finance Corp. 4.375%, 04/15/2023		867	863,142

			3,826,506

Consumer Cyclical - Retailers – 0.3%
Advance Auto Parts, Inc. 3.90%, 04/15/2030		719	654,693
PVH Corp. 4.625%, 07/10/2025		246	245,587
Ross Stores, Inc. 4.70%, 04/15/2027		142	142,825

			1,043,105

Consumer Non-Cyclical – 1.7%
BAT Capital Corp. 2.259%, 03/25/2028		735	615,114
BAT International Finance PLC 4.448%, 03/16/2028		1,586	1,499,944
Charles River Laboratories International, Inc. 4.25%, 05/01/2028(a)		1,061	954,126
HCA, Inc. 5.375%, 02/01/2025		173	172,668
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(a)		343	288,120
Newell Brands, Inc. 4.10%, 04/01/2023		72	71,397
4.45%, 04/01/2026		1,190	1,132,963
4.875%, 06/01/2025		122	120,337
Pilgrim’s Pride Corp. 5.875%, 09/30/2027(a)		443	424,004

			5,278,673

Energy – 3.7%
Boardwalk Pipelines LP 5.95%, 06/01/2026		513	531,309
Cenovus Energy, Inc. 4.25%, 04/15/2027		830	814,396

	Principal Amount (000)		U.S. $ Value

Continental Resources, Inc./OK 3.80%, 06/01/2024	U.S.$	483	$478,474
Devon Energy Corp. 4.50%, 01/15/2030		345	325,242
Ecopetrol SA 4.125%, 01/16/2025		353	325,740
5.375%, 06/26/2026		329	304,181
Energy Transfer LP 3.90%, 05/15/2024-07/15/2026		1,584	1,566,082
4.75%, 01/15/2026		253	252,504
Hunt Oil Co. of Peru LLC Sucursal Del Peru 6.375%, 06/01/2028(a)		183	167,491
Marathon Petroleum Corp. 4.70%, 05/01/2025		345	349,495
5.125%, 12/15/2026		1,656	1,698,543
MPLX LP 4.875%, 06/01/2025		783	787,283
Oleoducto Central SA 4.00%, 07/14/2027(a)		560	463,350
ONEOK, Inc. 2.20%, 09/15/2025		374	348,415
4.35%, 03/15/2029		323	303,723
6.35%, 01/15/2031		200	209,034
Plains All American Pipeline LP/PAA Finance Corp. 4.50%, 12/15/2026		57	55,982
4.65%, 10/15/2025		681	676,076
Raizen Fuels Finance SA 5.30%, 01/20/2027(a)		392	380,867
Sabine Pass Liquefaction LLC 5.75%, 05/15/2024		387	394,752
Transportadora de Gas del Peru SA 4.25%, 04/30/2028(a)		343	323,663
Western Midstream Operating LP 4.55%, 02/01/2030		1,182	1,023,187

			11,779,789

Services – 0.1%
Booking Holdings, Inc. 4.625%, 04/13/2030		195	194,074
Expedia Group, Inc. 6.25%, 05/01/2025(a)		50	51,566

			245,640

Technology – 1.3%
Baidu, Inc. 3.075%, 04/07/2025		234	227,195
Broadcom, Inc. 3.187%, 11/15/2036(a)		719	546,145
4.00%, 04/15/2029(a)		386	358,370
4.15%, 11/15/2030		149	136,635
4.75%, 04/15/2029		156	151,598
4.926%, 05/15/2037(a)		200	179,638
CDW LLC/CDW Finance Corp. 4.125%, 05/01/2025		999	971,747

	Principal Amount (000)		U.S. $ Value

Dell International LLC/EMC Corp. 6.02%, 06/15/2026	U.S.$	339	$351,608
Entegris Escrow Corp. 4.75%, 04/15/2029(a)		701	653,430
Microchip Technology, Inc. 4.25%, 09/01/2025		238	232,183
Workday, Inc. 3.70%, 04/01/2029		200	187,456

			3,996,005

Transportation - Airlines – 0.7%
Delta Air Lines, Inc. 7.00%, 05/01/2025(a)		321	324,916
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		272	263,830
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		1,112	1,092,106
Southwest Airlines Co. 5.25%, 05/04/2025		690	703,842

			2,384,694

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 5.875%, 07/05/2034(a)		97	95,393

Transportation - Services – 0.2%
Adani Ports & Special Economic Zone Ltd. 4.00%, 07/30/2027(a)		346	318,709
4.375%, 07/03/2029(a)		348	307,719

			626,428

			42,601,145

Financial Institutions – 5.8%
Banking – 2.3%
ABN AMRO Bank NV 7.75%, 05/15/2023(g)		200	205,353
Ally Financial, Inc. 5.75%, 11/20/2025		785	774,198
5.80%, 05/01/2025		108	110,472
Banco de Credito del Peru S.A. 3.125%, 07/01/2030(a)		248	226,114
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(a)		266	267,197
Banco Santander SA 4.175%, 03/24/2028		400	382,264
5.179%, 11/19/2025		400	401,084
Citigroup, Inc. 3.875%, 02/18/2026(f)		154	127,845
5.95%, 01/30/2023(f)		305	299,162

	Principal Amount (000)		U.S. $ Value

Series V 4.70%, 01/30/2025(f)	U.S.$	147	$121,429
Series W 4.00%, 12/10/2025(f)		207	179,055
Danske Bank A/S 3.244%, 12/20/2025(a)		358	342,613
Fifth Third Bancorp Series L 4.50%, 09/30/2025(f)		86	80,874
Lloyds Banking Group PLC 7.625%, 06/27/2023(a) (f)	GBP	410	497,965
Truist Financial Corp. Series Q 5.10%, 03/01/2030(f)	U.S.$	1,090	993,077
UBS Group AG 7.00%, 01/31/2024-02/19/2025(a) (f)		744	731,942
UniCredit SpA 1.982%, 06/03/2027(a)		222	192,041
2.569%, 09/22/2026(a)		482	432,436
5.861%, 06/19/2032(a)		426	376,456
Wells Fargo & Co. Series BB 3.90%, 03/15/2026(f)		878	756,845

			7,498,422

Brokerage – 0.3%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(f)		819	812,227

Finance – 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.00%, 10/29/2028		922	775,660
6.50%, 07/15/2025		291	297,457
Aircastle Ltd. 2.85%, 01/26/2028(a)		39	32,249
4.125%, 05/01/2024		25	24,312
4.25%, 06/15/2026		5	4,606
4.40%, 09/25/2023		59	58,396
5.00%, 04/01/2023		6	5,997
5.25%, 08/11/2025(a)		1,078	1,044,011
Aviation Capital Group LLC 1.95%, 01/30/2026-09/20/2026(a)		547	468,228
3.50%, 11/01/2027(a)		96	84,019
4.125%, 08/01/2025(a)		3	2,879
4.375%, 01/30/2024(a)		308	302,287
4.875%, 10/01/2025(a)		31	30,289
5.50%, 12/15/2024(a)		105	104,254
Huarong Finance II Co., Ltd. 4.625%, 06/03/2026(a)		685	626,775
Power Finance Corp. Ltd. 4.50%, 06/18/2029(a)		341	318,153

			4,179,572

	Principal Amount (000)		U.S. $ Value

Insurance – 0.5%
Centene Corp. 2.45%, 07/15/2028	U.S.$	1,214	$1,012,658
4.625%, 12/15/2029		20	18,650
Hartford Financial Services Group, Inc. (The) Series ICON 3.536% (LIBOR 3 Month + 2.13%), 02/12/2047(a) (b)		859	684,142

			1,715,450

REITs – 1.4%
GLP Capital LP/GLP Financing II, Inc. 3.35%, 09/01/2024		13	12,489
5.25%, 06/01/2025		191	187,633
5.375%, 04/15/2026		79	77,311
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/2027		210	192,564
5.25%, 08/01/2026		530	499,891
Office Properties Income Trust 3.45%, 10/15/2031		452	335,682
4.50%, 02/01/2025		279	267,145
Omega Healthcare Investors, Inc. 3.375%, 02/01/2031		440	357,183
Sabra Health Care LP 3.90%, 10/15/2029		334	294,755
Spirit Realty LP 2.10%, 03/15/2028		346	289,540
Trust Fibra Uno 4.869%, 01/15/2030(a)		211	178,268
VICI Properties LP/VICI Note Co., Inc. 5.625%, 05/01/2024(a)		696	687,780
5.75%, 02/01/2027(a)		200	190,712
Vornado Realty LP 2.15%, 06/01/2026		839	746,559

			4,317,512

			18,523,183

Utility – 1.0%
Electric – 1.0%
Adani Transmission Step-One Ltd. 4.00%, 08/03/2026(a)		956	902,703
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		291	251,497
Chile Electricity PEC SpA Zero Coupon, 01/25/2028(a)		460	336,749
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(a)		316	266,493

	Principal Amount (000)		U.S. $ Value

Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)	U.S.$	427	$333,941
Engie Energia Chile SA 3.40%, 01/28/2030(a)		289	244,205
Fenix Power Peru SA 4.317%, 09/20/2027(a)		388	361,281
Kallpa Generacion SA 4.125%, 08/16/2027(a)		710	639,000

			3,335,869

Total Corporates - Investment Grade (cost $70,699,262)			64,460,197

GOVERNMENTS - TREASURIES – 7.4%
United States – 7.4%
U.S. Treasury Notes 1.50%, 01/31/2027		13,418	12,546,204
2.625%, 05/31/2027		11,175	10,979,241

Total Governments - Treasuries (cost $24,059,290)			23,525,445

BANK LOANS – 7.2%
Industrial – 6.6%
Basic – 0.0%
Nouryon Finance B.V. 5.250% (LIBOR 3 Month + 3.00%), 10/01/2025(h)		72	68,322

Capital Goods – 0.9%
ACProducts Holdings, Inc. 5.916% (LIBOR 3 Month + 4.25%), 05/17/2028(h)		501	385,914
6.500% (LIBOR 3 Month + 4.25%), 05/17/2028(h)		167	128,638
Apex Tool Group, LLC 6.534% (SOFR 1 Month + 5.25%), 02/08/2029(h)		717	629,102
Chariot Buyer LLC 4.000% (LIBOR 1 Month + 3.50%), 11/03/2028(h)		100	89,633
Gates Global LLC 4.166% (LIBOR 1 Month + 2.50%), 03/31/2027(h)		285	267,940
GFL Environmental Inc. 4.239% (LIBOR 3 Month + 3.00%), 05/30/2025(h)		193	188,106
Granite US Holdings Corporation 6.313% (LIBOR 3 Month + 4.00%), 09/30/2026(d) (h)		541	510,090
TransDigm Inc. 3.916% (LIBOR 1 Month + 2.25%), 12/09/2025(h)		659	623,726
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.) 4.166% (LIBOR 1 Month + 2.50%), 10/23/2025(h)		58	56,936

			2,880,085

	Principal Amount (000)		U.S. $ Value

Communications - Media – 0.1%
Clear Channel Outdoor Holdings, Inc. 4.739% (LIBOR 3 Month + 3.50%), 08/21/2026(h)	U.S.$	82	$69,947
Coral-US Co-Borrower LLC 4.324% (LIBOR 1 Month + 3.00%), 10/15/2029(h)		320	299,120
Univision Communications Inc. 4.416% (LIBOR 1 Month + 2.75%), 03/15/2024(h)		102	99,848

			468,915

Communications - Telecommunications – 0.9%
Crown Subsea Communications Holding, Inc. 5.812% (LIBOR 1 Month + 4.75%), 04/27/2027(d) (h)		505	479,620
Directv Financing, LLC 6.666% (LIBOR 1 Month + 5.00%), 08/02/2027(h)		317	291,027
Intrado Corporation 5.666% (LIBOR 1 Month + 4.00%), 10/10/2024(h)		442	373,944
Proofpoint, Inc. 7.825% (LIBOR 3 Month + 6.25%), 08/31/2029(h)		850	811,750
Zacapa SARL 6.304% (SOFR 3 Month + 4.25%), 03/22/2029(h)		906	843,481

			2,799,822

Consumer Cyclical - Automotive – 0.0%
Clarios Global LP 4.916% (LIBOR 1 Month + 3.25%), 04/30/2026(d) (h)		110	102,323

Consumer Cyclical - Entertainment – 0.4%
Seaworld Parks & Entertainment, Inc. 4.688% (LIBOR 1 Month + 3.00%), 08/25/2028(h)		1,362	1,276,342

Consumer Cyclical - Other – 0.6%
American Tire Distributors, Inc. 7.000% (LIBOR 3 Month + 6.25%), 10/20/2028(h)		1,136	1,070,260
Caesars Resort Collection, LLC 4.416% (LIBOR 1 Month + 2.75%), 12/23/2024(h)		420	403,854

	Principal Amount (000)		U.S. $ Value

Flutter Entertainment PLC 4.500% (LIBOR 3 Month + 2.25%), 07/21/2026(h)	U.S.$	80	$75,612
Marriott Ownership Resorts, Inc. 3.416% (LIBOR 1 Month + 1.75%), 08/29/2025(h)		311	296,064

			1,845,790

Consumer Cyclical - Restaurants – 0.6%
1011778 B.C. Unlimited Liability Company 3.416% (LIBOR 1 Month + 1.75%), 11/19/2026(h)		1,611	1,535,286
IRB Holding Corp. 4.416% (LIBOR 1 Month + 2.75%), 02/05/2025(h)		468	443,250

			1,978,536

Consumer Cyclical - Retailers – 0.4%
Great Outdoors Group, LLC 5.416% (LIBOR 1 Month + 3.75%), 03/06/2028(h)		128	116,334
PetSmart LLC 4.500% (LIBOR 3 Month + 3.75%), 02/11/2028(h)		715	670,652
Restoration Hardware, Inc. 4.875% (SOFR 1 Month + 3.25%), 10/20/2028(h)		630	560,700

			1,347,686

Consumer Non-Cyclical – 0.9%
Allied Universal Holdco LLC (fka USAGM 5.416% (LIBOR 1 Month + 3.75%), 05/12/2028(h)		568	519,417
Gainwell Acquisition Corp. 6.250% (LIBOR 3 Month + 4.00%), 10/01/2027(h)		394	371,837
Kronos Acquisition Holdings Inc. 5.416% (LIBOR 1 Month + 3.75%), 12/22/2026(h)		552	499,474
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 4.810% (LIBOR 1 Month + 3.75%), 11/16/2025(h)		694	646,117
Padagis LLC 5.719% (LIBOR 3 Month + 4.75%), 07/06/2028(d) (h)		235	215,882
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 6.256% (LIBOR 3 Month + 5.25%), 12/15/2027(d) (h)		535	470,457

			2,723,184

	Principal Amount (000)		U.S. $ Value

Energy – 0.5%
CITGO Petroleum Corporation 7.916% (LIBOR 1 Month + 6.25%), 03/28/2024(h)	U.S.$	266	$263,137
GIP II Blue Holding, L.P. 6.750% (LIBOR 3 Month + 4.50%), 09/29/2028(h)		946	914,806
Parkway Generation, LLC 6.420% (LIBOR 1 Month + 4.75%), 02/18/2029(h)		359	344,933

			1,522,876

Other Industrial – 0.0%
Dealer Tire, LLC 5.916% (LIBOR 1 Month + 4.25%), 12/12/2025(h)		126	120,684
Rockwood Service Corporation 5.916% (LIBOR 1 Month + 4.25%), 01/23/2027(d) (h)		35	34,175

			154,859

Services – 0.2%
Amentum Government Services Holdings LLC 5.416% (LIBOR 1 Month + 3.75%), 01/29/2027(h)		59	55,823
Garda World Security Corporation 6.500% (LIBOR 1 Month + 4.25%), 10/30/2026(h)		457	422,086

			477,909

Technology – 1.1%
Ascend Learning, LLC 6.810% (LIBOR 1 Month + 5.75%), 12/10/2029(d) (h)		300	274,500
Banff Guarantor Inc. 7.166% (LIBOR 1 Month + 5.50%), 02/27/2026(h)		120	112,426
Boxer Parent Company Inc. 5.416% (LIBOR 1 Month + 3.75%), 10/02/2025(h)		995	924,550
Endurance International Group Holdings, Inc. 4.620% (LIBOR 1 Month + 3.50%), 02/10/2028(h)		624	558,729
FINThrive Software Intermediate Holdings, Inc. 8.416% (LIBOR 1 Month + 6.75%), 12/17/2029(h)		240	212,400
Loyalty Ventures Inc. 6.166% (LIBOR 1 Month + 4.50%), 11/03/2027(h)		607	471,427

	Principal Amount (000)		U.S. $ Value

Playtika Holding Corp. 4.416% (LIBOR 1 Month + 2.75%), 03/13/2028(h)	U.S.$	797	$749,600
Presidio Holdings, Inc. 4.740% (LIBOR 3 Month + 3.50%), 01/22/2027(h)		104	98,316
5.170% (LIBOR 1 Month + 3.50%), 01/22/2027(h)		5	4,622
Veritas US Inc. 7.250% (LIBOR 3 Month + 5.00%), 09/01/2025(h)		96	78,426

			3,484,996

			21,131,645

Financial Institutions – 0.5%
Finance – 0.0%
Orbit Private Holdings I Ltd 6.750% (LIBOR 3 Month + 4.50%), 12/11/2028(d) (h)		109	103,430

Insurance – 0.5%
Cross Financial Corp. 4.813% (LIBOR 3 Month + 4.00%), 09/15/2027(h)		415	393,330
Hub International Limited 4.348% (LIBOR 3 Month + 3.25%), 04/25/2025(h)		709	671,454
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 5.416% (LIBOR 1 Month + 3.75%), 09/03/2026(h)		359	341,022

			1,405,806

			1,509,236

Utility – 0.1%
Electric – 0.1%
Granite Generation, LLC 5.416% (LIBOR 1 Month + 3.75%), 11/09/2026(h)		467	427,792
6.000% (LIBOR 3 Month + 3.75%), 11/09/2026(h)		93	85,624

			513,416

Total Bank Loans (cost $24,845,727)			23,154,297

EMERGING MARKETS - CORPORATE BONDS – 5.9%
Industrial – 5.1%
Basic – 1.0%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)		248	192,200

	Principal Amount (000)		U.S. $ Value

Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(a)	U.S.$	719	$648,394
Consolidated Energy Finance SA 5.00%, 10/15/2028(a)	EUR	320	272,863
CSN Resources SA 7.625%, 04/17/2026(a)	U.S.$	274	277,733
Eldorado Gold Corp. 6.25%, 09/01/2029(a)		544	438,430
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(a)		337	326,048
JSW Steel Ltd. 5.95%, 04/18/2024(a)		338	333,775
Sasol Financing USA LLC 5.875%, 03/27/2024		684	667,755
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(a)		200	178,000
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		12	10,446

			3,345,644

Capital Goods – 0.8%
Cemex SAB de CV 5.125%, 06/08/2026(a) (f)		245	207,944
5.45%, 11/19/2029(a)		328	295,200
7.375%, 06/05/2027(a)		397	394,023
Embraer Netherlands Finance BV 5.40%, 02/01/2027		588	555,219
6.95%, 01/17/2028(a)		318	307,824
IHS Holding Ltd. 5.625%, 11/29/2026(a)		263	215,463
Usiminas International SARL 5.875%, 07/18/2026(a)		545	534,372

			2,510,045

Communications - Media – 0.1%
RCS & RDS SA 3.25%, 02/05/2028(a)	EUR	200	163,585

Communications - Telecommunications – 0.2%
C&W Senior Financing DAC 6.875%, 09/15/2027(a)	U.S.$	208	186,692
HTA Group Ltd./Mauritius 7.00%, 12/18/2025(a)		424	353,590

			540,282

Consumer Cyclical - Other – 0.9%
Allwyn International AS 3.875%, 02/15/2027(a)	EUR	325	288,645
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)	U.S.$	428	254,660
5.625%, 07/17/2027(a)		356	240,086
5.75%, 07/21/2028(a)		428	269,640

	Principal Amount (000)		U.S. $ Value

MGM China Holdings Ltd. 5.25%, 06/18/2025(a)	U.S.$	275	$211,630
5.375%, 05/15/2024(a)		214	180,830
5.875%, 05/15/2026(a)		216	163,998
Studio City Co., Ltd. 7.00%, 02/15/2027(a)		390	333,450
Studio City Finance Ltd. 6.00%, 07/15/2025(a)		912	579,120
Wynn Macau Ltd. 5.50%, 01/15/2026(a)		475	328,344
5.625%, 08/26/2028(a)		345	212,520

			3,062,923

Consumer Non-Cyclical – 1.0%
BRF GmbH 4.35%, 09/29/2026(a)		285	256,464
BRF SA 4.875%, 01/24/2030(a)		285	226,005
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(a)		58	51,033
Natura & Co. Luxembourg Holdings SARL 6.00%, 04/19/2029(a)		274	241,120
Natura Cosmeticos SA 4.125%, 05/03/2028(a)		333	274,758
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	482	427,072
4.50%, 03/01/2025		330	322,978
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/2026	U.S.$	490	401,800
4.75%, 05/09/2027		372	318,013
5.125%, 05/09/2029		372	306,435
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(c) (e) (g) (i) (j)		102	10
Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(a)		341	262,634
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(d) (g) (i) (j) (k)		425	43

			3,088,365

Energy – 0.8%
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(a)		200	185,750
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		247	209,456
Kosmos Energy Ltd. 7.125%, 04/04/2026(a)		379	319,023
7.50%, 03/01/2028(a)		200	163,975
Leviathan Bond Ltd. 5.75%, 06/30/2023(a)		68	66,920
6.125%, 06/30/2025(a)		754	708,528

	Principal Amount (000)		U.S. $ Value

Medco Bell Pte Ltd. 6.375%, 01/30/2027(a)	U.S.$	357	$301,665
Medco Platinum Road Pte Ltd. 6.75%, 01/30/2025(a)		345	319,836
SierraCol Energy Andina LLC 6.00%, 06/15/2028(a)		578	424,036

			2,699,189

Services – 0.1%
Bidvest Group UK PLC (The) 3.625%, 09/23/2026(a)		377	330,888

Technology – 0.2%
CA Magnum Holdings 5.375%, 10/31/2026(a)		741	640,965

			16,381,886

Financial Institutions – 0.5%
Banking – 0.2%
Akbank TAS 6.80%, 02/06/2026(a)		347	306,509
Bank Tabungan Negara Persero TBK PT 4.20%, 01/23/2025(a)		452	430,580

			737,089

Brokerage – 0.1%
Banco BTG Pactual SA/Cayman Islands 4.50%, 01/10/2025(a)		355	341,688

REITs – 0.2%
Agile Group Holdings Ltd. 5.50%, 05/17/2026(a)		200	64,000
China Aoyuan Group Ltd. 5.88%, 03/01/2027(a) (e) (i)		200	18,725
China SCE Group Holdings Ltd. 5.95%, 09/29/2024(a)		200	62,000
6.00%, 02/04/2026(a)		228	61,560
Kaisa Group Holdings Ltd. 9.95%, 07/23/2025(a) (e) (i)		200	27,350
Logan Group Co., Ltd. 4.85%, 12/14/2026(a)		273	58,695
Powerlong Real Estate Holdings Ltd. 4.90%, 05/13/2026(a)		200	32,000
Ronshine China Holdings Ltd. 7.10%, 01/25/2025(a)		200	20,000
Sunac China Holdings Ltd. 5.95%, 04/26/2024(a) (e) (i)		200	28,000
6.50%, 01/26/2026(a) (e) (i)		254	35,560
Times China Holdings Ltd. 5.55%, 06/04/2024(a)		200	29,000
6.75%, 07/08/2025(a)		230	32,200
Yango Justice International Ltd. 7.50%, 02/17/2025(a) (e) (i)		200	12,000

	Principal Amount (000)		U.S. $ Value

Zhenro Properties Group Ltd. 6.63%, 01/07/2026(a) (e) (i)	U.S.$	200	$13,000
7.10%, 09/10/2024(a) (e) (i)		200	13,000

			507,090

			1,585,867

Utility – 0.3%
Electric – 0.3%
Cemig Geracao e Transmissao SA 9.25%, 12/05/2024(a)		200	207,912
India Clean Energy Holdings 4.50%, 04/18/2027(a)		200	144,000
Inkia Energy Ltd. 5.875%, 11/09/2027(a)		362	329,148
Light Servicos de Eletricidade SA/Light Energia SA 4.375%, 06/18/2026(a)		209	182,457
Terraform Global Operating LLC 6.125%, 03/01/2026(g)		108	103,904

			967,421

Total Emerging Markets - Corporate Bonds (cost $25,001,091)			18,935,174

EMERGING MARKETS - SOVEREIGNS – 4.1%
Angola – 0.4%
Angolan Government International Bond 9.125%, 11/26/2049(a)		850	601,800
9.50%, 11/12/2025(a)		710	652,313

			1,254,113

Bahrain – 0.3%
Bahrain Government International Bond 7.00%, 10/12/2028(a)		570	564,407
CBB International Sukuk Programme Co. WLL 6.25%, 11/14/2024(a)		305	309,441

			873,848

Brazil – 0.1%
Brazilian Government International Bond 2.875%, 06/06/2025		547	515,821

Dominican Republic – 0.6%
Dominican Republic International Bond 5.50%, 01/27/2025(a)		1,023	1,014,880
6.875%, 01/29/2026(a)		777	791,472

			1,806,352

	Principal Amount (000)		U.S. $ Value

Ecuador – 0.2%
Ecuador Government International Bond Zero Coupon, 07/31/2030(a)	U.S.$	34	$14,438
0.50%, 07/31/2040(a)		85	36,283
1.00%, 07/31/2035(a)		864	426,966
5.00%, 07/31/2030(a)		120	78,465

			556,152

Egypt – 0.7%
Egypt Government International Bond 5.75%, 05/29/2024(a)		1,008	899,640
6.20%, 03/01/2024(a)		1,033	952,942
7.50%, 01/31/2027(a)		755	587,013

			2,439,595

El Salvador – 0.1%
El Salvador Government International Bond 7.75%, 01/24/2023(a)		300	210,900

Ghana – 0.2%
Ghana Government International Bond 6.375%, 02/11/2027(a)		224	127,680
7.875%, 03/26/2027(a)		801	464,580

			592,260

Ivory Coast – 0.2%
Ivory Coast Government International Bond 6.375%, 03/03/2028(a)		760	671,793

Kenya – 0.1%
Republic of Kenya Government International Bond 6.875%, 06/24/2024(a)		572	480,480

Lebanon – 0.0%
Lebanon Government International Bond 6.10%, 10/04/2022(a) (e) (i)		210	13,886
6.60%, 11/27/2026(a) (e) (i)		51	3,134
6.85%, 03/23/2027(a) (e) (i)		11	648

			17,668

Nigeria – 0.5%
Nigeria Government International Bond 7.625%, 11/21/2025-11/28/2047(a)		2,059	1,631,402

Oman – 0.1%
Oman Government International Bond 4.875%, 02/01/2025(a)		326	318,665

Pakistan – 0.1%
Pakistan Government International Bond 6.00%, 04/08/2026(a)		343	229,848

	Principal Amount (000)		U.S. $ Value

Senegal – 0.2%
Senegal Government International Bond 4.75%, 03/13/2028(a)	EUR	499	$420,956
6.75%, 03/13/2048(a)	U.S.$	483	305,286

			726,242

South Africa – 0.2%
Republic of South Africa Government International Bond 4.30%, 10/12/2028		208	177,554
4.85%, 09/27/2027		540	492,176

			669,730

Ukraine – 0.1%
Ukraine Government International Bond 7.75%, 09/01/2023-09/01/2024(a)		722	200,780

Total Emerging Markets - Sovereigns (cost $16,778,181)			13,195,649

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.5%
Risk Share Floating Rate – 2.5%
Bellemeade Re Ltd. Series 2019-1A, Class M2 4.324% (LIBOR 1 Month + 2.70%), 03/25/2029(a) (b)		185	181,931
Series 2019-2A, Class M1C 3.624% (LIBOR 1 Month + 2.00%), 04/25/2029(a) (b)		342	338,079
Series 2019-3A, Class M1C 3.574% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (b)		853	836,871
Series 2019-4A, Class M1C 4.124% (LIBOR 1 Month + 2.50%), 10/25/2029(a) (b)		465	457,529
Series 2019-4A, Class M2 4.474% (LIBOR 1 Month + 2.85%), 10/25/2029(a) (b)		884	848,264
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2 4.024% (LIBOR 1 Month + 2.40%), 04/25/2031(a) (b)		84	83,749
Series 2019-R01, Class 2M2 4.074% (LIBOR 1 Month + 2.45%), 07/25/2031(a) (b)		81	80,722
Series 2019-R02, Class 1M2 3.924% (LIBOR 1 Month + 2.30%), 08/25/2031(a) (b)		20	19,671
Series 2019-R03, Class 1M2 3.774% (LIBOR 1 Month + 2.15%), 09/25/2031(a) (b)		6	5,659
Series 2019-R06, Class 2M2 3.724% (LIBOR 1 Month + 2.10%), 09/25/2039(a) (b)		37	36,585
Series 2019-R07, Class 1M2 3.724% (LIBOR 1 Month + 2.10%), 10/25/2039(a) (b)		105	104,419

	Principal Amount (000)		U.S. $ Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3 4.924% (LIBOR 1 Month + 3.30%), 10/25/2027(b)	U.S.$	55	$55,675
Series 2015-DNA2, Class M3 5.524% (LIBOR 1 Month + 3.90%), 12/25/2027(b)		9	8,898
Series 2018-HQA1, Class M2 3.924% (LIBOR 1 Month + 2.30%), 09/25/2030(b)		180	178,218
Series 2019-DNA3, Class M2 3.674% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (b)		69	68,491
Series 2020-DNA1, Class M2 3.324% (LIBOR 1 Month + 1.70%), 01/25/2050(a) (b)		450	444,565
Series 2020-HQA2, Class M2 4.724% (LIBOR 1 Month + 3.10%), 03/25/2050(a) (b)		40	39,465
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 6.524% (LIBOR 1 Month + 4.90%), 11/25/2024(b)		43	43,701
Series 2015-C03, Class 1M2 6.624% (LIBOR 1 Month + 5.00%), 07/25/2025(b)		150	151,714
Series 2015-C04, Class 1M2 7.324% (LIBOR 1 Month + 5.70%), 04/25/2028(b)		60	62,603
Series 2015-C04, Class 2M2 7.174% (LIBOR 1 Month + 5.55%), 04/25/2028(b)		77	79,387
Series 2016-C01, Class 1M2 8.374% (LIBOR 1 Month + 6.75%), 08/25/2028(b)		145	152,095
Series 2016-C01, Class 2M2 8.574% (LIBOR 1 Month + 6.95%), 08/25/2028(b)		58	61,002
Series 2016-C03, Class 1M2 6.924% (LIBOR 1 Month + 5.30%), 10/25/2028(b)		105	108,357
Series 2016-C05, Class 2M2 6.074% (LIBOR 1 Month + 4.45%), 01/25/2029(b)		168	174,962
Series 2016-C07, Class 2M2 5.974% (LIBOR 1 Month + 4.35%), 05/25/2029(b)		92	95,079
Series 2017-C02, Class 2B1 7.124% (LIBOR 1 Month + 5.50%), 09/25/2029(b)		415	438,252

	Principal Amount (000)		U.S. $ Value

Series 2017-C03, Class 1M2 4.624% (LIBOR 1 Month + 3.00%), 10/25/2029(b)	U.S.$	47	$47,330
Series 2017-C05, Class 1M2 3.824% (LIBOR 1 Month + 2.20%), 01/25/2030(b)		38	37,782
Series 2017-C07, Class 2M2 4.124% (LIBOR 1 Month + 2.50%), 05/25/2030(b)		9	8,970
Series 2018-C01, Class 1M2 3.874% (LIBOR 1 Month + 2.25%), 07/25/2030(b)		405	405,005
Home Re Ltd. Series 2020-1, Class M2 6.874% (LIBOR 1 Month + 5.25%), 10/25/2030(a) (b)		440	445,388
Mortgage Insurance-Linked Notes Series 2019-1, Class M2 4.524% (LIBOR 1 Month + 2.90%), 11/26/2029(a) (b)		67	66,908
Oaktown Re III Ltd. Series 2019-1A, Class M2 4.174% (LIBOR 1 Month + 2.55%), 07/25/2029(a) (b)		270	263,484
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 4.402% (LIBOR 1 Month + 2.75%), 05/27/2023(a) (b)		115	112,630
Series 2020-1R, Class A 4.002% (LIBOR 1 Month + 2.35%), 02/27/2023(b) (g)		131	129,419
Radnor Re Ltd. Series 2019-1, Class M1B 3.574% (LIBOR 1 Month + 1.95%), 02/25/2029(a) (b)		185	184,762
Series 2020-1, Class M1B 3.074% (LIBOR 1 Month + 1.45%), 01/25/2030(a) (b)		962	943,470
Triangle Re Ltd. Series 2020-1, Class M1C 6.124% (LIBOR 1 Month + 4.50%), 10/25/2030(a) (b)		120	120,226

Total Collateralized Mortgage Obligations (cost $7,993,431)			7,921,317

MORTGAGE PASS-THROUGHS – 2.3%
Agency Fixed Rate 30-Year – 2.3%
Uniform Mortgage-Backed Security Series 2022 2.00%, 07/01/2052, TBA		6,684	5,799,586
3.00%, 07/01/2052, TBA		1,783	1,659,388

Total Mortgage Pass-Throughs (cost $7,504,128)			7,458,974

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 2.1%
CLO - Floating Rate – 2.1%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 3.044% (EURIBOR 3 Month + 2.00%), 04/17/2033(a) (b)	U.S.$	644	$597,734
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class DR 4.213% (EURIBOR 3 Month + 3.15%), 01/20/2032(a) (b)		250	227,761
Crown Point CLO 11 Ltd. Series 2021-11A, Class D 3.846% (EURIBOR 3 Month + 3.60%), 01/17/2034(a) (b)		250	235,506
Dryden 78 CLO Ltd. Series 2020-78A, Class C 2.994% (EURIBOR 3 Month + 1.95%), 04/17/2033(a) (b)		250	231,969
Series 2020-78A, Class D 4.044% (EURIBOR 3 Month + 3.00%), 04/17/2033(a) (b)		443	411,057
Dryden 98 CLO Ltd. Series 2022-98A, Class E 7.304% (SOFR 3 Month + 6.40%), 04/20/2035(a) (b)		250	221,806
Elevation CLO Ltd. Series 2020-11A, Class C 3.244% (EURIBOR 3 Month + 2.20%), 04/15/2033(a) (b)		250	228,266
Series 2020-11A, Class D1 4.894% (EURIBOR 3 Month + 3.85%), 04/15/2033(a) (b)		282	256,182
Elmwood CLO VII Ltd. Series 2020-4A, Class D 4.644% (EURIBOR 3 Month + 3.60%), 01/17/2034(a) (b)		300	289,514
Flatiron CLO 21 Ltd. Series 2021-1A, Class D 3.944% (EURIBOR 3 Month + 2.90%), 07/19/2034(a) (b)		375	344,077
GoldenTree Loan Opportunities IX Ltd. Series 2014-9A, Class DR2 4.239% (EURIBOR 3 Month + 3.00%), 10/29/2029(a) (b)		520	484,528
Greywolf CLO VI Ltd. Series 2018-1A, Class A1 2.244% (EURIBOR 3 Month + 1.03%), 04/26/2031(a) (b)		550	538,393
Magnetite XXV Ltd. Series 2020-25A, Class D 4.484% (EURIBOR 3 Month + 3.30%), 01/25/2032(a) (b)		250	237,003

	Principal Amount (000)		U.S. $ Value

Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 4.284% (EURIBOR 3 Month + 3.10%), 01/24/2033(a) (b)	U.S.$	521	$463,369
Palmer Square CLO Ltd. Series 2021-3A, Class D 3.183% (EURIBOR 3 Month + 2.95%), 01/15/2035(a) (b)		500	466,532
Rad CLO 7 Ltd. Series 2020-7A, Class C 3.044% (EURIBOR 3 Month + 2.00%), 04/17/2033(a) (b)		250	233,297
Regatta XIX Funding Ltd. Series 2022-1A, Class D 4.379% (SOFR 3 Month + 3.30%), 04/20/2035(a) (b)		377	347,726
Regatta XX Funding Ltd. Series 2021-2A, Class D 4.144% (EURIBOR 3 Month + 3.10%), 10/15/2034(a) (b)		250	223,012
Rockford Tower CLO Ltd. Series 2021-2A, Class D 4.313% (EURIBOR 3 Month + 3.25%), 07/20/2034(a) (b)		250	226,644
Sound Point CLO XIX Ltd. Series 2018-1A, Class A 2.044% (EURIBOR 3 Month + 1.00%), 04/15/2031(a) (b)		550	536,942

Total Collateralized Loan Obligations (cost $7,312,224)			6,801,318

QUASI-SOVEREIGNS – 1.1%
Quasi-Sovereign Bonds – 1.1%
Bahrain – 0.2%
Oil and Gas Holding Co. BSCC (The) 8.375%, 11/07/2028(a)		596	628,892

Chile – 0.1%
Corp. Nacional del Cobre de Chile 3.75%, 01/15/2031(a)		200	179,000

Indonesia – 0.1%
Indonesia Asahan Aluminium Persero PT 5.45%, 05/15/2030(a)		371	346,491

Malaysia – 0.1%
Petronas Capital Ltd. 3.50%, 04/21/2030(a)		221	208,823

Mexico – 0.4%
Comision Federal de Electricidad 4.688%, 05/15/2029(a)		381	341,066
Petroleos Mexicanos 6.49%, 01/23/2027		1,127	965,163
6.75%, 09/21/2047		191	116,987
6.95%, 01/28/2060		58	35,699

			1,458,915

	Principal Amount (000)		U.S. $ Value

Oman – 0.2%
Lamar Funding Ltd. 3.958%, 05/07/2025(a)	U.S.$	631	$599,174

Ukraine – 0.0%
State Agency of Roads of Ukraine 6.25%, 06/24/2028(g)		653	156,720

Total Quasi-Sovereigns (cost $4,502,419)			3,578,015

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.6%
Non-Agency Fixed Rate CMBS – 0.3%
CD Mortgage Trust Series 2016-CD1, Class XA 1.504%, 08/10/2049(l)		3,834	160,644
Citigroup Commercial Mortgage Trust Series 2017-C4, Class XA 1.225%, 10/12/2050(l)		3,011	109,996
Commercial Mortgage Trust Series 2012-CR3, Class D 4.95%, 10/15/2045(a)		100	78,000
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.302%, 08/10/2044(a)		210	174,300
Series 2011-GC5, Class D 5.302%, 08/10/2044(a)		236	100,379
JPMBB Commercial Mortgage Securities Trust Series 2014-C24, Class C 4.53%, 11/15/2047		225	198,622
UBS Commercial Mortgage Trust Series 2012-C1, Class D 6.659%, 05/10/2045(a)		20	18,296
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA 1.761%, 10/15/2049(l)		2,306	120,099
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class E 5.026%, 06/15/2044(a)		25	19,672

			980,008

	Principal Amount (000)		U.S. $ Value

Non-Agency Floating Rate CMBS – 0.3%
BFLD Trust Series 2019-DPLO, Class E 3.564% (LIBOR 1 Month + 2.24%), 10/15/2034(a) (b)	U.S.$	160	$152,354
Series 2021-FPM, Class A 2.925% (LIBOR 1 Month + 1.60%), 06/15/2038(a) (b)		690	665,530

			817,884

Total Commercial Mortgage-Backed Securities (cost $2,069,406)			1,797,892

ASSET-BACKED SECURITIES – 0.3%
Other ABS - Fixed Rate – 0.3%
Marlette Funding Trust Series 2018-3A, Class C 4.63%, 09/15/2028(a)		96	95,897
Series 2018-4A, Class C 4.91%, 12/15/2028(a)		259	258,994
Series 2019-2A, Class C 4.11%, 07/16/2029(a)		175	173,730
SoFi Consumer Loan Program Trust Series 2019-3, Class D 3.89%, 05/25/2028(a)		503	502,116

Total Asset-Backed Securities (cost $1,037,886)			1,030,737

	Shares

COMMON STOCKS – 0.3%
Consumer Discretionary – 0.2%
Leisure Products – 0.2%
Carlson Travel, Inc.(d)		24,836	471,884

Energy – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Civitas Resources, Inc.		3,453	180,558
Denbury, Inc.(i)		1,216	72,947
Nordic Aviation Capital(d)		6,193	148,632

			402,137

Total Common Stocks (cost $936,568)			874,021

	Principal Amount (000)

GOVERNMENTS - SOVEREIGN BONDS – 0.3%
Colombia – 0.1%
Colombia Government International Bond 8.125%, 05/21/2024	U.S.$	370	383,713

Saudi Arabia – 0.2%
Saudi Government International Bond 2.90%, 10/22/2025(a)		404	392,385

Total Governments - Sovereign Bonds (cost $804,859)			776,098

Company	Shares	U.S. $ Value

PREFERRED STOCKS – 0.0%
Industrial – 0.0%
Energy – 0.0%
Gulfport Energy Corp. 10.00%(i) (cost $10,858)	14	$81,900

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.30%(m) (n) (o) (cost $575,862)	575,862	575,862

Total Investments – 99.3% (cost $360,222,482)(p)		317,998,564
Other assets less liabilities – 0.7%		2,329,067

Net Assets – 100.0%		$320,327,631

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Sold Contracts
Euro-BOBL Futures	25	September 2022	$3,253,623	$13,074
U.S. T-Note 5 Yr (CBT) Futures	14	September 2022	1,571,500	(13,799)

				$(725)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	GBP	2,466	USD	3,091	08/25/2022	$86,338
Deutsche Bank AG	EUR	39,266	USD	41,500	07/28/2022	289,346
Morgan Stanley Capital Services, Inc.	USD	535	EUR	510	07/28/2022	734
State Street Bank & Trust Co.	EUR	159	USD	168	07/28/2022	1,768
State Street Bank & Trust Co.	EUR	62	USD	64	07/28/2022	(286)
State Street Bank & Trust Co.	USD	376	EUR	359	07/28/2022	1,388
State Street Bank & Trust Co.	USD	1,590	EUR	1,495	07/28/2022	(20,241)
UBS AG	USD	642	EUR	615	07/28/2022	3,410

						$362,457

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 38, 5 Year Index, 06/20/2027*	5.00%	Quarterly	5.76%	USD	23,503	$(653,109)	$289,500	$(942,609)

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 05/11/2063*	(5.00)%	Monthly	7.50%	USD	1,782	$690,669	$805,428	$(114,759)
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	(5.00)	Monthly	7.50	USD	497	192,546	57,897	134,649
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	(5.00)	Monthly	7.50	USD	1,095	424,314	129,148	295,166
Sale Contracts
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	917	(209,772)	(58,839)	(150,933)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	275	(62,812)	(17,161)	(45,651)
Goldman Sachs International
Avis Budget Group, Inc., 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	2.40	USD	200	7,140	5,925	1,215
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	944	(365,933)	(104,097)	(261,836)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	770	(298,446)	(89,177)	(209,269)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	769	(298,090)	(91,459)	(206,631)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	516	$(118,046)	$(34,059)	$(83,987)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	40	(9,173)	(2,504)	(6,669)
JPMorgan Securities, LLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	723	(280,262)	(130,368)	(149,894)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	116	(44,928)	(21,340)	(23,588)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	77	(29,952)	(14,317)	(15,635)

						$(402,745)	$435,077	$(837,822)

*	Termination date

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $200,946,485 or 62.7% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2022.
(c)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2022.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Defaulted.
(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.18% of net assets as of June 30, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ABN AMRO Bank NV 7.75%, 05/15/2023	03/21/2018	$205,568	$205,353	0.06%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 4.002%, 02/27/2023	02/11/2020	131,491	129,419	0.04%
State Agency of Roads of Ukraine 6.25%, 06/24/2028	06/17/2021	653,000	156,720	0.05%
Terraform Global Operating LLC 6.125%, 03/01/2026	01/10/2019	109,111	103,904	0.03%
Tonon Luxembourg SA 6.50%, 10/31/2024	07/24/2015	210,164	10	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	03/15/2013	425,000	43	0.00%

(h)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at June 30, 2022.
(i)	Non-income producing security.
(j)	Fair valued by the Adviser.
(k)	Defaulted matured security.
(l)	IO - Interest Only.
(m)	Affiliated investments.
(n)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(o)	The rate shown represents the 7-day yield as of period end.
(p)

As of June 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,891,528 and gross unrealized depreciation of investments was $(45,534,145), resulting in net unrealized depreciation of $(43,642,617).

Currency Abbreviations:

EUR – Euro

GBP – Great British Pound

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

COUNTRY BREAKDOWN1

June 30, 2022 (unaudited)

64.3%	United States
4.5%	United Kingdom
2.8%	Canada
2.7%	Germany
2.1%	Spain
1.7%	Luxembourg
1.7%	Brazil
1.5%	Italy
1.3%	France
1.1%	Mexico
1.1%	India
1.0%	Peru
0.9%	South Africa
13.1%	Other
0.2%	Short-Term

100.0%	Total Investments

[1]

All data are as of June 30, 2022. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.8% or less in the following: Angola, Australia, Bahrain, Bermuda, Chile, China, Colombia, Czech Republic, Denmark, Dominican Republic, Ecuador, Egypt, El Salvador, Finland, Ghana, Guatemala, Hong Kong, Indonesia, Ireland, Israel, Ivory Coast, Japan, Kenya, Kuwait, Lebanon, Macau, Malaysia, Netherlands, Nigeria, Oman, Pakistan, Panama, Romania, Saudi Arabia, Senegal, Sweden, Switzerland, Trinidad & Tobago, Turkey, Ukraine and United Republic of Tanzania.

AB Bond Fund, Inc.

AB Limited Duration High Income Portfolio

June 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Non-Investment Grade	$—	$143,527,322	$304,346	$143,831,668
Corporates - Investment Grade	—	64,460,197	—	64,460,197
Governments - Treasuries	—	23,525,445	—	23,525,445
Bank Loans	—	20,963,820	2,190,477	23,154,297
Emerging Markets - Corporate Bonds	—	18,935,131	43	18,935,174
Emerging Markets - Sovereigns	—	13,195,649	—	13,195,649
Collateralized Mortgage Obligations	—	7,921,317	—	7,921,317
Mortgage Pass-Throughs	—	7,458,974	—	7,458,974
Collateralized Loan Obligations	—	6,801,318	—	6,801,318
Quasi-Sovereigns	—	3,578,015	—	3,578,015
Commercial Mortgage-Backed Securities	—	1,797,892	—	1,797,892
Asset-Backed Securities	—	1,030,737	—	1,030,737
Common Stocks	253,505	—	620,516	874,021
Governments - Sovereign Bonds	—	776,098	—	776,098
Preferred Stocks	—	—	81,900	81,900
Short-Term Investments	575,862	—	—	575,862

Total Investments in Securities	829,367	313,971,915	3,197,282	317,998,564
Other Financial Instruments(a):
Assets:
Futures	13,074	—	—	13,074
Forward Currency Exchange Contracts	—	382,984	—	382,984
Credit Default Swaps	—	1,314,669	—	1,314,669
Liabilities:
Futures	(13,799)	—	—	(13,799)
Forward Currency Exchange Contracts	—	(20,527)	—	(20,527)
Centrally Cleared Credit Default Swaps	—	(653,109)	—	(653,109)
Credit Default Swaps	—	(1,717,414)	—	(1,717,414)

Total	$828,642	$313,278,518	$3,197,282	$317,304,442

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade	Bank Loans	Emerging Markets - Corporate Bonds
Balance as of 09/30/2021	$575,030	$2,955,518	$1,021
Accrued discounts/(premiums)	744	4,421	-
Realized gain (loss)	(312,102)	15,326	-
Change in unrealized appreciation/depreciation	172,599	(194,523)	(4,207)
Purchases	322,680	466,507	-
Sales/Paydowns	(454,605)	(607,433)	-
Transfers in to Level 3	-	1,155,008	4,250
Transfers out of Level 3	-	(1,604,347)	(1,021)

Balance as of 06/30/2022	$304,346	$2,190,477	$43

Net change in unrealized appreciation/depreciation from investments held as of 06/30/2022	$(19,078)	$(188,357)	$(4,207)

	Common Stocks#	Preferred Stocks	Total
Balance as of 09/30/2021	$-	$84,755	$3,616,324
Accrued discounts/(premiums)	-	-	5,165
Realized gain (loss)	-	(1,184)	(297,960)
Change in unrealized appreciation/depreciation	(146,308)	(1,633)	(174,072)
Purchases	766,824	-	1,556,011
Sales/Paydowns	-	(38)	(1,062,076)
Transfers in to Level 3	-	-	1,159,258
Transfers out of Level 3	-	-	(1,605,368)

Balance as of 06/30/2022	$620,516	$81,900	$3,197,282

Net change in unrealized appreciation/depreciation from investments held as of 06/30/2022	$(146,308)	$(1,633)	$(359,583)

#	The Fund held a security with zero market value that was sold/expired/written off during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at June 30, 2022. Securities priced by third party vendors, which approximates fair value, are excluded from the following table:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 06/30/2022	Valuation Technique	Unobservable Input	Input
Emerging Markets - Corporate Bonds	$43	Qualitative Assessment	-	$0.00

A summary of the Fund’s transactions in AB mutual funds for the nine months ended June 30, 2022 is as follows:

Fund	Market Value 09/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$27,812	$106,264	$133,500	$576	$9